Document and Entity Information	Feb. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001630627
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	TREACE MEDICAL CONCEPTS, INC.
Entity File Number	001-40355
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-1052611
Entity Address, Address Line One	100 Palmetto Park Place
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32081
City Area Code	(904)
Local Phone Number	373-5940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TMCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false